Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor fees
Audit fees	€ 175	€ 165	€ 193
Audit-related fees	140	39
Total	€ 315	€ 204	€ 193